Cash Distributions and Earnings per Unit - Percentage Interest In Distributions (Table) (Details)	12 Months Ended
Dec. 31, 2013
Distribution Made To Limited Partner [Line Items]
Minimum Quarterly Distribution - Target Amount	$0.35
First Target Distribution - Target Amount	up to $0.4025
Second Target Distribution - Target Amount	above $0.4025 up to $0.4375
Third Target Distribution - Target Amount	above $0.4375 up to $0.525
Thereafter - Target Distribution	above $0.525
Common and Subordinated Unitholders
Distribution Made To Limited Partner [Line Items]
Marginal Percentage Interest in Minimum Quarterly Distribution	98.00%
First Target Interest in Minimum Quarterly Distribution	98.00%
Second Target Interest in Minimum Quarterly Distribution	85.00%
Third Target Interest in Minimum Quarterly Distribution	75.00%
Thereafter - Target Interest in Minimum Quarterly Distribution	50.00%
General Partner
Distribution Made To Limited Partner [Line Items]
Marginal Percentage Interest in Minimum Quarterly Distribution	2.00%
First Target Interest in Minimum Quarterly Distribution	2.00%
Second Target Interest in Minimum Quarterly Distribution	15.00%
Third Target Interest in Minimum Quarterly Distribution	25.00%
Thereafter - Target Interest in Minimum Quarterly Distribution	50.00%